Estimated Amortization Expenses for Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 1,975
2018	1,880
2019	1,796
2020	1,720
2021	1,689
2022 and thereafter	2,615
Other intangible assets, Net	$ 11,675	$ 1,078